Components of Consolidated Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Tax Provision:
Federal	$ 113.6	$ 220.0	$ 124.6
State	15.1	21.8	(7.1)
Non-U.S.	54.2	66.4	89.7
Total	182.9	308.2	207.2
Deferred Tax Provision:
Federal	84.0	6.2	162.9
State	11.3	5.2	24.1
Non-U.S.	1.9	0.7	(3.2)
Total	97.2	12.1	183.8
Provision for Income Taxes	$ 280.1	$ 320.3	$ 391.0